STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024
Revenue
Interest income	$ 7,767	$ 3,220,930	$ 244,742	$ 7,226,812
Interest expense	0	(43,197)		(43,197)
Net interest income	7,767	3,177,733	244,742	7,183,615
Expenses
Management and incentive fees	0	422,238		422,238
General and administrative expenses	0	572,249	120	593,817
Stock-based compensation	0	160,139		160,139
Professional fees	0	332,271	10,000	968,643
Total expenses	0	1,486,897	10,120	2,144,837
Decrease (increase) in provision for current expected credit losses	0	47,527		(24,327)
Net income before income taxes	7,767	1,738,363		5,014,451
Income tax expense	0	0		0
Net income	$ 7,767	$ 1,738,363	$ 234,622	$ 5,014,451
Earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0	$ 0.26		$ 0.74
Diluted earnings per common share (in dollars per share)	$ 0	$ 0.25		$ 0.73
Weighted average number of common shares outstanding:
Basic weighted average shares of common stock outstanding (in shares)	6,889,032	6,800,500		6,800,500
Diluted weighted average shares of common stock outstanding (in shares)	6,889,032	6,825,905		6,825,905